2. Investment Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investment securities available for sale
Amortized cost	$ 238,236
Estimated fair value	245,249	$ 195,746
Mortgage-backed securities
Investment securities available for sale
Amortized cost	143,095	77,812
Gross unrealized gains	2,812	1,371
Gross unrealized losses	593	227
Estimated fair value	145,314	78,956
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized cost	7,384	28,265
Gross unrealized gains	331	443
Gross unrealized losses	208	311
Estimated fair value	7,507	28,397
State and political subdivisions
Investment securities available for sale
Amortized cost	87,757	84,686
Gross unrealized gains	4,758	3,657
Gross unrealized losses	87	200
Estimated fair value	92,428	88,143
Trust preferred securities
Investment securities available for sale
Amortized cost	0	250
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Estimated fair value	0	250
Total
Investment securities available for sale
Amortized cost	238,236	191,013
Gross unrealized gains	7,901	5,471
Gross unrealized losses	888	738
Estimated fair value	$ 245,249	$ 195,746